Consolidated Balance Sheets - USD ($)		May 31, 2022	May 31, 2021
Current assets:
Cash		$ 115,270	$ 92,931
Accounts receivable, net of allowance for doubtful accounts of $0 and $0, respectively		275,421	272,293
Construction costs relating to uncompleted contracts		45,630	316,148
Prepayments and other current assets		47,156	14,080
Due from related party		59,961
Total current assets		543,438	695,452
Noncurrent assets:
Property and equipment, net		440,049	181,389
Intangible assets, net		75,827	84,450
Total non-current assets		515,876	265,839
TOTAL ASSETS		1,059,314	961,291
Current liabilities:
Accounts payable		580,676	261,108
Contract liability		57,191	394,315
Taxes payable		73,020	21,075
Advances from customers		23,366
Due to related party			12,187
Accrued liabilities and other payables		13,269	47,100
Total current liabilities		747,522	735,785
Total liabilities		747,522	735,785
Commitments and contingencies
Stockholders’ equity:
Ordinary shares (50,000,000 shares authorized, par value of $0.001 each; 13,000,000 and 10,000,000 shares issued and outstanding at May 31, 2022 and May 31, 2021	[1]	13,000	10,000
Additional paid-in capital		230,668	172,355
Retained earnings		64,605	31,192
Statutory reserves		10,429	4,729
Other comprehensive income		(6,798)	7,040
Total stockholders’ equity attributable to ZKGC New Energy Limited		311,904	225,316
Noncontrolling interest		(112)	190
Total stockholders’ equity		311,792	225,506
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 1,059,314	$ 961,291

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on September 14, 2021.